Unaudited Interim Condensed Consolidated Statement of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance	$ 0	$ 1	$ 35,193	$ 29,374	$ 64,568
Balance at Dec. 31, 2022	$ 0	$ 1	35,193	29,374	64,568
Balance (in shares) at Dec. 31, 2022	40,000	8,180,243
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including exercise of warrants) (Note 10)		$ 0	1,874	0	1,874
Issuance of common stock (including exercise of warrants) (Note 10) (in shares)		779,200
Repurchase of common stock (Note 10)		$ 0	(193)	0	(193)
Repurchase of common stock (Note 10) (in shares)		(67,294)
Dividends on common stock and participating non vested restricted stock awards (Note 10)		$ 0	0	(1,334)	(1,334)
Stock based compensation (Note 14)	$ 0	$ 0	2,175	0	2,175
Stock based compensation (Note 14) (in shares)		0
Net loss		$ 0	0	(7,914)	(7,914)
Balance (in shares) at Jun. 30, 2023	40,000	8,892,149
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance	$ 0	$ 1	39,049	20,126	59,176
Balance	0	1	38,916	26,952	65,869
Balance at Dec. 31, 2023	$ 0	$ 1	38,916	26,952	65,869
Balance (in shares) at Dec. 31, 2023	40,000	8,694,630
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including exercise of warrants) (Note 10)		$ 0	(50)	0	(50)
Issuance of common stock (including exercise of warrants) (Note 10) (in shares)		0
Repurchase of common stock (Note 10)		$ 0	(43)	0	$ (43)
Repurchase of common stock (Note 10) (in shares)		(17,174)			(17,174)
Dividends on common stock and participating non vested restricted stock awards (Note 10)		$ 0	0	(1,327)	$ (1,327)
Stock based compensation (Note 14)	$ 0	$ 0	430	0	430
Stock based compensation (Note 14) (in shares)		335,000
Net loss		$ 0	0	(668)	(668)
Balance (in shares) at Jun. 30, 2024	40,000	9,012,456
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance	$ 0	$ 1	$ 39,253	$ 24,957	$ 64,211